UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment  [X]; Amendment Number: 1
     This Amendment (Check only one.):  [X] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Athena Capital Advisors LLC
Address:  55 Old Bedford Road, Suite 302
          Lincoln, MA 01773

Form 13F File Number:  028-13852

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ann C. Burnham
Title:    VP/CCO
Phone:    (781) 274-9300

Signature, Place, and Date of Signing:

     /s/ Ann C. Burnham              Lincoln, MA           August 10, 2010
     ---------------------          -------------         -----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           58

Form 13F Information Table Value Total:  $   186,202
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

          COLUMN 1                  COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
-------------------------------  --------------  ---------  --------  -------------------  ----------  --------  -------------------
                                                                                                                 VOTING AUTHORITY
                                                             VALUE    SHRS OR  SH/   PUT/  INVESTMENT   OTHER    -------------------
       NAME OF ISSUER            TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN   CALL  DISCRETION  MANAGERS  SOLE  SHARED NONE
-------------------------------  --------------  ---------  --------  -------  ----  ----  ----------  --------  ----  ------ -----
ALTRIA GROUP, INC. CMN           COM             02209S103   1,592      77,600  SH          Sole                              77,600
ANC RENTAL CORP COM              COM             001813104       -      10,000  SH          Sole                              10,000
AT&T INC COM                     COM             00206R102   4,292     166,098  SH          Sole                             166,098
Bank of America Corp.            COM             060505104   2,305     129,156  SH          Sole                             129,156
BARE ESCENTUALS, INC. CMN - De   COM             067511105   3,077     169,138  SH          Sole                             169,138
Berkshire Hathaway Inc-CL B      CL B NEW        084670702     244       3,000  SH          Sole                               3,000
Berkshire Hathaway Inc - CL A    CL A            084670108   3,654          30  SH          Sole                                  30
BLACKROCK REAL ASSET EQUITY TR   COM             09254B109   1,996     155,585  SH          Sole                             155,585
BRISTOL-MYERS SQUIBB COMPANY C   COM             110122108   1,762      66,000  SH          Sole                              66,000
Callidus Software, Inc.          COM             13123E500     436     120,000  SH          Sole                             120,000
CARTER'S, INC. CMN               COM             146229109     208       6,902  SH          Sole                               6,902
CHEVRON CORPORATION CMN          COM             166764100     300       3,950  SH          Sole                               3,950
Cisco Systems, Inc.              COM             17275R102     236       9,060  SH          Sole                               9,060
DELL INC CMN                     COM             24702R101     424      28,250  SH          Sole                              28,250
DUKE ENERGY CORPORATION CMN      COM             26441C105     925      56,700  SH          Sole                              56,700
ELPASO CORP COM                  COM             28336L109     123      11,370  SH          Sole                              11,370
General Electric                 COM             369604103   7,311     401,700  SH          Sole                             401,700
GOLDMAN SACHS GROUP INC COM      COM             38141G104   1,706      10,000  SH          Sole                              10,000
GOOGLE, INC. CMN CLASS A         CL A            38259P508     499         880  SH          Sole                                 880
GSI COMMERCE INC CMN             COM             36238G102  10,755     387,983  SH          Sole                             387,983
HEWLETT-PACKARD CO. CMN          COM             428236103     230       4,330  SH          Sole                               4,330
Intel Corporation                COM             458140100     639      28,677  SH          Sole                              28,677
INTL BUSINESS MACHINES CORP CM   COM             459200101     227       1,770  SH          Sole                               1,770
JPMORGAN CHASE & CO COM          COM             46625H100     382       8,538  SH          Sole                               8,538
Lazard LTD                       SHS A           G54050102     232       6,500  SH          Sole                               6,500
LULULEMON ATHLETICA INC. CMN     COM             550021109     664      16,000  SH          Sole                              16,000
Nektar Therapeutics              COM             640268108     228      15,000  SH          Sole                              15,000
PATRIOT NATL BANCORP INC CMN     COM             70336F104     667     376,850  SH          Sole                             376,850
PFIZER INC. CMN                  COM             717081103     551      32,145  SH          Sole                              32,145
Phase Forward, Inc.              COM             71721R406     196      15,000  SH          Sole                              15,000
PITNEY-BOWES INC CMN             COM             724479100   1,020      41,700  SH          Sole                              41,700
REYNOLDS AMERICAN INC. CMN       COM             761713106   3,725      69,000  SH          Sole                              69,000
THERMO FISHER SCIENTIFIC INC C   COM             883556102   1,051      20,436  SH          Sole                              20,436
VERIZON COMMUNICATIONS INC COM   COM             92343V104     488      15,732  SH          Sole                              15,732
WINDSTREAM CORPORATION CMN       COM             97381W104     287      26,318  SH          Sole                              26,318
WMS INDS INC COM                 COM             929297109   3,145      75,000  SH          Sole                              75,000
ALPINE GLOBAL PREMIER PPTYS FD   COM SBI         02083A103     207      31,516  SH          Sole                              31,516
Eaton Vance Tax-Mgd. Buy-Write   COM             27828Y108   6,378     441,659  SH          Sole                             441,659
iShares DJ Dividend Select Ind   DJ SEL DIV INX  464287168   3,609      78,420  SH          Sole                              78,420
IShares Russell 2000 Value - S   RUSL 2000 VALU  464287630   2,082      32,607  SH          Sole                              32,607
ISHARES RUSSELL 3000 INDEX FUN   RUSSELL 3000    464287689   2,708      39,360  SH          Sole                              39,360
ISHARES TR INDEX RUSSELL 2000    RUSSELL 2000    464287655   1,533      22,611  SH          Sole                              22,611
ISHARESTR RUSSELL 1000 VALUE I   RUSSELL1000VAL  464287598   2,161      35,386  SH          Sole                              35,386
ISHARESTR RUSSELL 3000 VALUE I   RUSL 3000 VALU  464287663     584       7,294  SH          Sole                               7,294
PowerShares QQQ Total Return S   UNIT SER 1      73935A104     405       8,400  SH          Sole                               8,400
S & P 500 Spyder Trust Series    UNIT SER 1 S&P  78462F103  22,182     189,589  SH          Sole                             189,589
SPDR KBW Regional Banking ETF    KBW REGN BK ETF 78464A698     385      14,700  SH          Sole                              14,700
SPDR S&P MidCap 400 ETF Trust    UTSER1 S&PCRP   78467Y107   2,226      15,547  SH          Sole                              15,547
VODAFONE GROUP PLC NEW           SPONS ADR NEW   92857W209   1,604      68,800  SH          Sole                              68,800
BLACKROCK INTL GRWTH & INC TR    COM BENE INTER  092524107     271      23,590  SH          Sole                              23,590
EATON VANCE TAX MNG GBL DV EQT   COM             27829F108   2,157     178,562  SH          Sole                             178,562
EATON VANCE TXMGD GL BUYWR OPP   COM             27829C105   2,576     192,350  SH          Sole                             192,350
iPath MSCI India Index ETN       IPMS INDIA ETN  06739F291     330       4,930  SH          Sole                               4,930
IShares MSCI EAFE Growth Index   MSCI GRW IDX    464288885     201       3,546  SH          Sole                               3,546
iShares MSCI Emerging Markets    MSCI EMERG MKT  464287234   6,714     159,402  SH          Sole                             159,402
ISHARES TR-ISHARES MSCI EAFE I   MSCI EAFE IDX   464287465     902      16,107  SH          Sole                              16,107
ISHARES TR INDEX DJ US REAL ES   DJ US REAL EST  464287739     568      11,413  SH          Sole                              11,413
SIMON PROPERTY GROUP INC CMN     COM             828806109  70,842     844,364  SH          Sole                             844,364